UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: 05/31/15

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2015 (unaudited)

	Industry	Shares	Value
Common Stocks 96.5%
Canada 0.1%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	419,400	$12,252,021

China 1.7%
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	64,178,705
China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	49,275,115
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	154,862,700	167,974,064
			281,427,884
Denmark 0.6%
[a]FLSmidth & Co. AS	Construction & Engineering	2,095,190	104,157,877

France 8.9%
AXA SA	Insurance	8,817,061	221,964,390
BNP Paribas SA	Banks	3,558,980	214,770,558
Cie Generale des Etablissements Michelin, B	Auto Components	2,311,009	247,717,986
Credit Agricole SA	Banks	14,535,330	217,091,944
Sanofi	Pharmaceuticals	2,535,687	248,345,669
Technip SA	Energy Equipment & Services	1,228,000	81,066,266
Total SA, B	Oil, Gas & Consumable Fuels	4,668,754	235,810,059
			1,466,766,872
Germany 5.2%
[b]Commerzbank AG	Banks	4,854,510	64,611,291
[b]Deutsche Lufthansa AG	Airlines	15,394,331	216,476,316
Merck KGaA	Pharmaceuticals	1,987,384	212,591,824
Metro AG	Food & Staples Retailing	5,118,650	177,669,710
SAP SE	Software	193,410	14,319,042
Siemens AG	Industrial Conglomerates	1,596,669	168,007,753
			853,675,936
India 0.3%
Hero Motocorp Ltd.	Automobiles	1,060,531	44,868,427

Ireland 1.9%
CRH PLC	Construction Materials	11,066,095	310,252,052
[c]CRH PLC, 144A	Construction Materials	326,292	9,148,012
			319,400,064
Israel 2.3%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	6,159,610	370,192,561

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	120,126,976
UniCredit SpA	Banks	29,238,098	204,610,609
			324,737,585
Japan 2.8%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	11,948,500	150,962,878
Nissan Motor Co. Ltd.	Automobiles	20,118,600	210,823,410
SoftBank Corp.	Wireless Telecommunication
	Services	708,400	42,507,996
Toyota Motor Corp.	Automobiles	730,010	50,610,419
			454,904,703
Netherlands 4.1%
Aegon NV	Insurance	15,829,990	120,535,823
Akzo Nobel NV	Chemicals	2,972,140	226,441,137
ING Groep NV, IDR	Banks	12,108,051	199,196,027
Koninklijke Philips NV	Industrial Conglomerates	1,868,851	50,927,635

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2015 (unaudited) (continued)

[b]QIAGEN NV	Life Sciences Tools & Services	3,422,165	83,763,676
			680,864,298
Portugal 0.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	13,080,490	154,048,828

Russia 1.0%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	9,171,571	161,557,223

Singapore 2.8%
DBS Group Holdings Ltd.	Banks	8,010,734	120,623,002
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	11,802,010	143,394,421
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	63,658,000	195,013,567
			459,030,990
South Korea 5.2%
Hyundai Motor Co.	Automobiles	556,919	78,981,422
KB Financial Group Inc.	Banks	4,960,243	179,202,747
POSCO	Metals & Mining	575,778	126,101,635
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	403,050	472,835,787
			857,121,591
Spain 1.3%
Telefonica SA	Diversified Telecommunication
	Services	14,874,905	210,479,432

Sweden 1.7%
Ericsson, B	Communications Equipment	8,281,470	92,934,565
Getinge AB, B	Health Care Equipment & Supplies	7,932,270	191,704,974
			284,639,539
Switzerland 4.8%
Credit Suisse Group AG	Capital Markets	8,803,397	233,327,254
Roche Holding AG	Pharmaceuticals	1,057,688	310,829,840
Swiss Re AG	Insurance	2,652,800	238,225,589
			782,382,683
Thailand 0.3%
Bangkok Bank PCL, fgn.	Banks	8,099,000	43,713,464

Turkey 1.0%
Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	14,355,442	158,196,971

United Kingdom 11.0%
Aviva PLC	Insurance	14,458,222	115,686,531
BAE Systems PLC	Aerospace & Defense	14,860,062	116,971,235
BP PLC	Oil, Gas & Consumable Fuels	23,130,712	159,358,767
GlaxoSmithKline PLC	Pharmaceuticals	9,366,358	208,083,198
[a]HSBC Holdings PLC	Banks	22,977,340	219,888,777
Kingfisher PLC	Specialty Retail	43,494,874	245,975,032
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,497,253	165,818,919
Serco Group PLC	Commercial Services & Supplies	42,875,357	90,173,184
Sky PLC	Media	9,409,666	151,732,248
Standard Chartered PLC	Banks	2,551,870	40,798,242
Tesco PLC	Food & Staples Retailing	43,287,465	140,661,951
Vodafone Group PLC	Wireless Telecommunication
	Services	38,800,571	151,434,631
			1,806,582,715
United States 36.6%
[b]Actavis PLC	Pharmaceuticals	510,959	156,767,331
American International Group Inc.	Insurance	5,094,260	298,574,579
Amgen Inc.	Biotechnology	1,993,750	311,543,375
Apache Corp.	Oil, Gas & Consumable Fuels	1,224,340	73,264,506
Baker Hughes Inc.	Energy Equipment & Services	2,727,884	175,839,403

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2015 (unaudited) (continued)
Best Buy Co. Inc.	Specialty Retail	2,414,460	83,781,762
Capital One Financial Corp.	Consumer Finance	989,000	82,640,840
[a]Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	10,554,780	148,927,946
Chevron Corp.	Oil, Gas & Consumable Fuels	1,528,510	157,436,530
Cisco Systems Inc.	Communications Equipment	7,207,250	211,244,497
Citigroup Inc.	Banks	6,890,580	372,642,566
Comcast Corp., Special A	Media	6,353,820	368,521,560
CVS Health Corp.	Food & Staples Retailing	1,281,900	131,240,922
[b]Gilead Sciences Inc.	Biotechnology	446,390	50,116,205
[b]Google Inc., A	Internet Software & Services	152,600	83,215,832
Halliburton Co.	Energy Equipment & Services	1,197,580	54,370,132
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	8,504,900	284,063,660
JPMorgan Chase & Co.	Banks	3,542,510	233,026,308
Medtronic PLC	Health Care Equipment & Supplies	4,059,560	309,825,619
[b]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,969,730	138,092,445
Microsoft Corp.	Software	10,439,430	489,191,690
Morgan Stanley	Capital Markets	7,102,520	271,316,264
[b,d]Navistar International Corp.	Machinery	5,754,190	152,370,951
[b]News Corp., A	Media	2,728,302	41,333,775
Noble Corp. PLC	Energy Equipment & Services	4,837,980	81,036,165
Pfizer Inc.	Pharmaceuticals	10,415,680	361,944,880
SunTrust Banks Inc.	Banks	4,098,280	174,914,590
Target Corp.	Multiline Retail	1,822,100	144,528,972
Twenty-First Century Fox Inc., A	Media	5,686,150	191,054,640
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	213,754,607
Verizon Communications Inc.	Diversified Telecommunication
	Services	1,870,841	92,494,379
The Walt Disney Co.	Media	559,416	61,742,744
			6,000,819,675
Total Common Stocks (Cost $13,001,564,141)			15,831,821,339
Preferred Stocks (Cost $200,646,429) 0.8%
Brazil 0.8%
[b]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	17,262,556	133,439,558

Total Investments before Short Term Investments (Cost $13,202,210,570)			15,965,260,897

Short Term Investments 3.3%
		Principal Amount*
Time Deposits 2.4%
Canada 1.5%
Bank of Montreal, 0.05%, 6/01/15		40,000,000	40,000,000
National Bank of Canada, 0.01%, 6/01/15		54,000,000	54,000,000
Royal Bank of Canada, 0.05%, 6/01/15		150,000,000	150,000,000
			244,000,000
United States 0.9%
Scotia Capital Markets, 0.06%, 6/01/15		141,000,000	141,000,000

Total Time Deposits (Cost $385,000,000)			385,000,000
Total Investments before Money Market Funds (Cost $13,587,210,570)			16,350,260,897
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$155,196,121) 0.9%
Money Market Funds 0.9%
United States 0.9%
[b,e]Institutional Fiduciary Trust Money Market Portfolio		155,196,121	155,196,121

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Investments (Cost $13,742,406,691) 100.6%	16,505,457,018
Other Assets, less Liabilities (0.6)%	(104,172,890)
Net Assets 100.0%	$16,401,284,128

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A portion or all of the security is on loan at May 31, 2015.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At May
31, 2015, the value of this security was $9,148,012, representing 0.06% of net assets.
d See Note 5 regarding holdings of 5% voting securities.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,693,782,079

Unrealized appreciation	$3,968,700,176
Unrealized depreciation	(1,157,025,237)
Net unrealized appreciation (depreciation)	$2,811,674,939

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Nam e of Issuer	of Period	Additions	Reductions	Period	Period	Incom e	Gain (Loss)
Non-Controlled Affiliates
Navistar International Corp.	5,754,190	-	-	5,754,190	$152,370,951	$ -	$-
Total Affiliated Securities (Value is 0.93% of Net Assets)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$15,965,260,897	$-	$	- $	15,965,260,897
Short Term Investments	155,196,121	385,000,000		-	540,196,121
Total Investments in Securities	$16,120,457,018	$385,000,000	$	- $	16,505,457,018

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015